Average Annual Total Returns{- Templeton Developing Markets Trust} - Templeton Developing Markets Trust-22 - Templeton Developing Markets Trust	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Past 10 years	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Past 10 years	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Past 10 years	Class R Return Before Taxes Past 1 year	Class R Return Before Taxes Past 5 years	Class R Return Before Taxes Past 10 years	Class R6 Return Before Taxes Past 1 year	Class R6 Return Before Taxes Past 5 years	Class R6 Return Before Taxes Since Inception		Advisor Class Return Before Taxes Past 1 year	Advisor Class Return Before Taxes Past 5 years	Advisor Class Return Before Taxes Past 10 years	MSCI Emerging Markets Index-NR (index reflects no deduction for fees, expenses or taxes) Past 1 year	MSCI Emerging Markets Index-NR (index reflects no deduction for fees, expenses or taxes) Past 5 years	MSCI Emerging Markets Index-NR (index reflects no deduction for fees, expenses or taxes) Past 10 years	MSCI Emerging Markets Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	MSCI Emerging Markets Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	MSCI Emerging Markets Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	12.14%	14.44%	3.13%	11.47%	14.01%	2.44%	7.61%	11.67%	2.40%	16.79%	14.88%	2.96%	18.43%	15.45%	3.48%	19.16%	16.22%	5.88%	[1]	19.01%	16.02%	4.00%	18.31%	12.80%	3.63%	18.69%	13.21%	4.00%

[1]	1. Since inception May 1, 2013.